Income Tax Expense - Summary Of Reconciliation Of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Valuation Allowance [Abstract]
Opening balance – July 1	$ (44,584)	$ (25,989)
(Increase) in deferred tax assets (excluding losses)	(25,901)	(15,818)
Other movements including foreign currency and rate differential	(563)	(2,777)
Valuation allowance on tax losses	$ (71,048)	$ (44,584)